Goodwill and Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets subject to amortization
	September 30, 2021			December 31, 2020			Weighted average remaining useful life (Years)
	Gross	Accumulated amortization	Net	Gross	Accumulated amortization	Net
Customer relationships	$30,157	$(14,866)	$15,291	$30,157	$(12,347)	$17,810	4.8
Trademarks and tradenames	18,732	(7,723)	11,009	18,732	(6,741)	11,991	9.0
Developed technology	38,879	(26,421)	12,458	38,869	(23,028)	15,841	2.9
Total	$87,768	$(49,010)	$38,758	$87,758	$(42,116)	$45,642

	2020			2019			Weighted average remaining useful life (Years)
	Gross	Accumulated amortization	Net	Gross	Accumulated amortization	Net
Customer relationships	$30,157	$(12,347)	$17,810	$30,157	$(8,988)	$21,169	5.5
Trademarks and tradenames	18,732	(6,741)	11,991	18,732	(5,431)	13,301	9.7
Developed technology	38,869	(23,028)	15,841	38,860	(16,842)	22,018	3.6
Total	$87,758	$(42,116)	$45,642	$87,749	$(31,261)	$56,488

Schedule of future amortization expense of intangible assets
For the years ending:
Remaining 2021	$2,295
2022	9,148
2023	8,623
2024	7,471
2025	4,303
Thereafter	6,918
Total	$38,758

For the years ending:
2021	$9,192
2022	9,148
2023	8,623
2024	7,471
2025	4,303
Thereafter	6,905
Total	$45,642

Schedule of carrying amount of goodwill
Balance at December 31, 2018	$275,300
Impairment	(170,000)
Allocation to discontinued operations	(33,696)
Balance at December 31, 2019	$71,604
Balance at December 31, 2020	$71,604